FAIR VALUE OF DERIVATIVE LIABILITIES - Additional Information (Details) - Initial Public Offering - USD ($)		12 Months Ended
	Jun. 21, 2021	Dec. 31, 2021
Convertible Notes Payable Related Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) on derivative liability of fair value		$ 117,000
Bridge Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) on derivative liability of fair value		$ 1,630,700
Write off of derivative liability relating to the Convertible Notes	$ 2,031,300